Related Party Transactions - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Interest bearing loan to related party					$ 2,000,000
Interest bearing loan to related party, interest rate					1.25%
Interest bearing loan to related party, interest collected					9,000
Founders' bonus expense	0	800,000	2,900,000	4,200,000	5,700,000
Minimum cash and cash equivalents to make distribution to member	2,500,000
Members' distribution payable	400,000		4,800,000	12,700,000
Cash distribution to members	7,100,000	7,400,000	18,200,000	12,200,000	13,900,000
Income taxes paid on behalf of members included in distribution	100,000	4,900,000	1,600,000	200,000	0
Gigamon Systems
Related Party Transaction [Line Items]
Income taxes paid on behalf of Gigamon Systems	28,000		100,000	300,000
Other receivables from Gigamon Systems	$ 0		$ 0	$ 900,000